Bank loans (Details Narrative)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-Term Debt	$ 462,029	$ 402,254
Interest expense	35,361	$ 24,250
China Construction Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-Term Debt	257,997		¥ 1,636,000
China Construction Bank 1 [Member] | Ms Ting T Ing Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-Term Debt	$ 204,032		1,293,798
Debt Instrument, Interest Rate During Period	4.80%
China Construction Bank 1 [Member] | Ms Ting Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Interest Rate During Period	4.40%
China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Interest Rate During Period	3.8525%
China Construction Bank 2 [Member] | Ms Ting Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-Term Debt	$ 366,653		¥ 2,325,000